CONSOLIDATED COMPREHENSIVE LOSS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED COMPREHENSIVE LOSS [Abstract]
Change in employees plan assets and benefit obligations, tax	$ 1,268	$ 1,591	$ 174